Subsequent events	12 Months Ended
Jun. 30, 2024
Subsequent events
Subsequent events

37. Subsequent events

Shares Buyback Program– New program - IRSA

On July 11, 2024, the Board of Directors of IRSA approved a new program for the buyback program of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of Article 64. of Law No. 26,831 and the CNV regulations, for up to a maximum amount of ARS 15,000 million and up to 10% of the share capital, up to a daily limit of up to 25% of the average volume of daily transactions that the shares have experienced of the Company, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 11 per GDS and ARS 1,550 per share. Likewise, the repurchase period was set at up to 180 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange

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On September 12, 2024, we completed the share buyback program, having acquired 11,541,885 common shares, representing approximately 99.93% of the approved program and 1.56% of the capital stock of IRSA

Payment of installments for share purchase - Zetol

On July 12, 2024, the payment of the installments for the purchase of shares in Zetol, corresponding to Towers 3 and 4, was completed for a total amount of USD 8.9 million, including units, parking spaces, and credits in favor of VAM and Zetol for Towers 1 and 2.

Series XLVI Notes - CRESUD

On July 18, 2024, Cresud issued Notes on the local market for a total amount of USD 28.6 million. Below are the main characteristics of the issuance:

•	Series XLVI Notes: Denominated in dollars and payable in Argentina pesos at the applicable exchange rate for ARS 28.6 million at a fix rate of 1.5%. The principal will be paid at the expiration. The price of issuance was 100.0% of the nominal value.

Purchase of property adjacent to Alto Avellaneda shopping mall - IRSA

On August 1, 2024, IRSA acquired a property adjacent to its Alto Avellaneda shopping mall, located at Gral. Güemes 861, Partido de Avellaneda, Province of Buenos Aires.

The property has a total area of 86,861 square meters and a built-up area of 32,660 square meters, with potential for future expansion.

The purchase price was set at USD 12.2 million, of which USD 9.2 million has already been paid, and the remaining USD 3 million will be settled upon the transfer of the title deed, which is still pending.

The transaction includes the assignment to IRSA of the existing lease agreements until their original expiration and the signing of a new lease agreement with the supermarket for 3 years.

Acquisition of “Agrícola Nova Horizonte” - Brasilagro

On May 20, 2024, BrasilAgro acquired Agrícola Nova Horizonte S.A., an agricultural company focused on grain production, with 4,767 hectares leased for 16 years, at an average price of 13 bags per hectare. This acquisition aligns with the Group’s strategy to expand its presence in the sector, increase market share, and optimize agricultural operations.

On August 6, 2024, after fulfilment of the conditions precedent, the closing agreement was signed and BrasilAgro assumed control of the operations. As of that date, the assets and liabilities of the acquired company will be consolidated.

The total value of the transaction has not yet been determined, as the acquisition price is subject to future adjustments related to variations in working capital assets and liabilities until the closing date. Until the acquisition price is defined and the fair values of the assets and liabilities are determined, the amounts involved in the transaction cannot be disclosed.

General Ordinary and Extraordinary Shareholders’ Meeting - IRSA

On September 11, 2024, IRSA informed that their Board of Directors has resolved to call a General Ordinary and Extraordinary Shareholders’ Meeting to be held on October 28, 2024, to address, among other topics, the following:

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Consideration of the financial result for the fiscal year ended June 30, 2024, amounting a loss of ARS 18,377 million. Consideration of the application of voluntary reserves to absorb accumulated negative results. Consideration of the distribution of dividends payable in cash and/or in kind for up to ARS 90,000 million with voluntary reserves. Delegation to the Board of Directors of the company to determine the proportion of dividends to be paid in cash and/or in kind.

-	Consideration of the distribution of up to 25,700,000 own shares to the shareholders in proportion to their holdings pursuant to the provisions of section 67 of Law No. 26,831.

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Consideration of the merger by absorption of Centro de Entretenimientos La Plata S.A. (“CELAP”) with IRSA and approval of the separate and consolidated financial statements of the merger prepared for this purpose. Consideration of the prior merger agreement by absorption. Authorizations and delegations and appointment of representatives to execute the final agreements and other procedures.

General Ordinary and Extraordinary Shareholders’ Meeting - CRESUD

On September 11, 2024, we informed that our Board of Directors has resolved to call a General Ordinary and Extraordinary Shareholders’ Meeting to be held on October 28, 2024, to address, among other topics, the following:

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Consideration of the financial result for the fiscal year ended June 30, 2024, amounting a profit of ARS 70,799 million, as follows: (i) ARS 3,540 million to the legal reserve; (ii) distribution of dividends payable in cash and/or in kind for up to ARS 45,000 million, delegating to the board of directors of the company to determine the proportion of dividends to be paid in cash and/or in kind. (iii) the balance to the voluntary reserve to be applied to specific purposes (future dividends, share buyback, and/or projects related to the company's business plan), delegating to the Company's Board of Directors its application and disposition.

-	Consideration of the reallocation of the existing voluntary reserves as of June 30, 2024, and delegation of their application and disposition to the Board of Directors of the Company.

Sale of fraction of “Los Pozos” farm - CRESUD

On September 30, 2024, the Company has sold a 3,630 hectares fraction of land reserve with productive potential of “Los Pozos” farm, located in the Province of Salta, Argentina, keeping the ownership of approximately 231,700 hectares of the property.

The total amount of the operation was set at USD 2.23 million (USD/ha 614), of which USD 1.1 million has been collected to date. The remaining balance of USD 1.13 million, guaranteed with a mortgage on the property, will be collected in one installment in September 2025.

The book value of the fraction sold was ARS 56 million and the gain from the operation, which will be recognized in the company's financial statements for the first quarter of fiscal period 2025, amounts to the approximate sum of ARS 2,150 million.

Warrants exercise - CRESUD

On October 2, 2024, we informed that between September 17, 2024, and September 25, 2024, certain holders of warrants had exercised their right to acquire additional shares. Therefore, a total of 2,283,822 common shares of the Company were issued, with a face value of ARS 1. As a result of the exercise, the Company collected USD 0,1 million.

Warrants exercise - IRSA

On October 2, 2024, IRSA informed that between September 17, 2024, and September 25, 2024, certain holders of warrants had exercised their right to acquire additional shares. Therefore, a total of 5,433,980 common shares of IRSA were issued, with a face value of ARS 10. As a result of the exercise, IRSA collected USD 1,8 million.

“261 Della Paolera” floor sale - IRSA

On October 15, 2024, IRSA informed that has sold a floor of the “261 Della Paolera” tower located in the Catalinas district of the Autonomous City of Buenos Aires for a total leasable area of approximately 1,197 square meters and 8 parking lots located in the building.

The transaction price was approximately USD 7.1 million (MEP) (USD/ square meters 6,000), of which USD 6.0 million has already been paid and the balance of USD 1.1 million, granted with a mortgage, will be paid in 24 monthly installments accruing an interest rate of 8% annually.

After this operation, IRSA retains ownership of 3 floors of the building with an approximate leasable area of 3,670 square meters in addition to parking lots and other complementary spaces.

The financial result of this operation will be recognized in the Company’s financial statements for the second quarter of fiscal year 2025.

Local Notes Issuance – Series XXII & XXIII Notes - IRSA

On October 21, 2024, IRSA informed the results of the auction for two series of notes on the local market for a total amount of USD 67.3 million through the following instruments:

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Series XXII: Denominated in dollars for USD 15.8 million, with 5.75% interest rate and semiannual interests’ payments (first payment will be on July 23, 2025). The Capital amortization will be 100% at maturity, on October 23, 2027. The issuance price will be 100.0%.

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Series XXIII: Denominated in dollars for USD 51.5 million, with 7.25% interest rate and semiannual interests’ payments (first payment will be on July 23, 2025). The Capital amortization will be 100% at maturity, on October 23, 2029. The issuance price will be 100.0%.

The settlement for both notes will be on October 23, 2024, and the funds will be mainly used to refinance short-term liabilities and/or working capital, as defined in the issuance documents.

Sale of fraction of “Alto Taquari” farm - Brasilagro

In addition to the Material Fact disclosed on October 7, 2021, BrasilAgro informs its shareholders and the general public that it has completed the second stage of the sale of Fazenda Alto Taquari, a rural property located in Alto Taquari, Mato Grosso.

The second stage involved the sale of 1,157 arable hectares. The sale price was 1,100 soybean bags per arable hectare, totaling approximately BRL 189.4 million (BRL 163,755 per arable hectare), which will be recognized in the second quarter of fiscal year 2025 – values updated as of today. With this stage completed, BrasilAgro has transferred ownership and ceased operations in this area.

The first stage, as previously disclosed, was completed in October 2021 and involved the sale of 1,537 arable hectares, totaling 3,723 hectares (2,694 arable hectares).

With this sale, all the plateau areas of Fazenda Alto Taquari have been sold, leaving a remaining portfolio of 1,308 hectares (809 arable hectares). The remaining area is adjacent to the already sold land but has different soil and altitude characteristics. Although they are not plateau areas, they are currently being used for sugarcane cultivation.